Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leased Assets [Line Items]
2017	$ 59.9
2018	74.3
2019	40.6
2020	30.1
2021	19.8
Later years	41.9
Future Minimum Payments Due	266.6
Rent expense	96.0	$ 92.5	$ 101.7
Facilities
Operating Leased Assets [Line Items]
2017	39.0
2018	37.0
2019	24.6
2020	19.9
2021	15.5
Later years	40.2
Future Minimum Payments Due	176.2
Vehicles
Operating Leased Assets [Line Items]
2017	5.8
2018	4.5
2019	3.1
2020	1.4
2021	0.9
Later years	1.7
Future Minimum Payments Due	17.4
Other
Operating Leased Assets [Line Items]
2017	15.1
2018	32.8
2019	12.9
2020	8.8
2021	3.4
Later years	0.0
Future Minimum Payments Due	$ 73.0